Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Jun. 30, 2018	Jun. 30, 2017
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%
Borrowings, interest rate	6.50%	6.50%
Unrealized foreign exchange on European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%
Borrowings, interest rate	6.50%	6.50%